Document And Entity Information	Oct. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	YUNHONG CTI LTD.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2021
Entity, Incorporation, State or Country Code	IL
Entity, File Number	000-23115
Entity, Tax Identification Number	36-2848943
Entity, Address, Address Line One	22160 N. Pepper Road, Lake
Entity, Address, City or Town	Barrington
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60010
City Area Code	847
Local Phone Number	382-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CTIB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001042187